Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2016
Variable Interest Entity Disclosures [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
The following table presents amounts included in our Consolidated Balance Sheet that are for the use or obligation of WPZ and/or its subsidiaries, and which comprise a significant portion of our consolidated assets and liabilities:

	December 31,
	2016	2015	Classification
	(Millions)
Assets (liabilities):
Cash and cash equivalents	$145	$73	Cash and cash equivalents
Trade accounts and other receivables – net	925	1,026	Trade accounts and other receivables
Inventories	138	127	Inventories
Other current assets	205	190	Other current assets and deferred charges
Investments	6,701	7,336	Investments
Property, plant, and equipment – net	28,021	28,593	Property, plant, and equipment – net
Intangible assets – net	9,662	10,016	Intangible assets – net of accumulated amortization
Regulatory assets, deferred charges, and other noncurrent assets	467	479	Regulatory assets, deferred charges, and other
Accounts payable	(589)	(625)	Accounts payable
Accrued liabilities including current asset retirement obligations	(1,122)	(757)	Accrued liabilities
Commercial paper	(93)	(499)	Commercial paper
Long-term debt due within one year	(785)	(176)	Long-term debt due within one year
Long-term debt	(17,685)	(19,001)	Long-term debt
Deferred income tax liabilities	(20)	(119)	Deferred income tax liabilities
Noncurrent asset retirement obligations	(798)	(857)	Regulatory liabilities, deferred income, and other
Regulatory liabilities, deferred income, and other noncurrent liabilities	(1,860)	(1,066)	Regulatory liabilities, deferred income, and other